Restructuring, Impairment and Plant Closing and Transition Costs - Schedule of Accrued Restructuring Costs by Segment and Initiative (Details) - USD ($) $ in Millions	9 Months Ended
Sep. 30, 2022
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	$ 22
Foreign currency effect on liability balance	(2)
Accrued restructuring costs at the end of the period	7
Current portion of restructuring reserves	4
Long-term portion of restructuring reserves	3
2018 initiatives and prior
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	8
Restructuring charges	13
Restructuring payments	(15)
Accrued restructuring costs at the end of the period	5
2019 initiatives
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	0
Restructuring charges	2
Restructuring payments	(2)
Accrued restructuring costs at the end of the period	0
2020 initiatives
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	14
Restructuring payments	(11)
Accrued restructuring costs at the end of the period	2
Titanium Dioxide
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	21
Foreign currency effect on liability balance	(2)
Accrued restructuring costs at the end of the period	6
Current portion of restructuring reserves
Long-term portion of restructuring reserves
Titanium Dioxide | 2018 initiatives and prior
Accrued restructuring costs roll forward
Restructuring charges	13
Restructuring payments	(15)
Titanium Dioxide | 2019 initiatives
Accrued restructuring costs roll forward
Restructuring charges	0
Restructuring payments	0
Titanium Dioxide | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring payments	(11)
Performance Additives
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	1
Foreign currency effect on liability balance	0
Accrued restructuring costs at the end of the period	1
Current portion of restructuring reserves
Long-term portion of restructuring reserves
Performance Additives | 2018 initiatives and prior
Accrued restructuring costs roll forward
Restructuring charges	0
Restructuring payments	0
Performance Additives | 2019 initiatives
Accrued restructuring costs roll forward
Restructuring charges	2
Restructuring payments	(2)
Performance Additives | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring payments	$ 0